Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disaggregation of Revenue from Contracts with Customers

In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2023	2022	2021
Sale of upholstery furniture	281,638	398,768	373,936
Sale of home furnishing accessories	38,199	54,478	39,803
Sale of polyurethane foam	2,509	5,208	7,660
Sale of other goods	6,272	10,033	5,976
Total	328,618	468,487	427,375

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2023	2022	2021
Europe, Middle East and Africa	159,570	215,596	197,584
Americas	122,820	165,453	157,373
Asia-Pacific	46,228	87,438	72,418
Total	328,618	468,487	427,375

Geographical location of customers	2023	2022	2021
United States of America	87,250	119,749	117,012
Italy	39,037	61,284	53,157
United Kingdom	36,291	55,300	45,864
China	26,211	59,358	48,857
Brazil	14,498	15,544	14,166
Spain	11,634	16,037	15,864
Mexico	8,197	10,594	7,509
Canada	8,117	15,033	13,127
Australia	6,256	9,864	6,335
Belgium	5,302	8,084	9,250
United Arab Emirates	4,839	4,453	3,034
South Korea	3,518	6,150	7,574
Israel	3,371	5,804	5,236
Taiwan	3,326	329	2,342
Other countries (none greater than 5%)	70,771	80,904	78,048
Total	328,618	468,487	427,375

Distribution channels	2023	2022	2021
Wholesale (distributors and retailers)	255,507	386,421	359,021
Directly operated stores (end consumers)	73,111	82,066	68,354
Total	328,618	468,487	427,375

Brands	2023	2022	2021
Natuzzi Editions	176,600	213,481	203,849
Natuzzi Italia	119,323	191,624	156,977
Private label	23,914	48,141	52,922
Other	8,781	15,241	13,627
Total	328,618	468,487	427,375

Timing of revenue recognition	2023	2022	2021
Goods transferred at a point in time	327,316	467,255	426,200
Goods and services transferred over time	1,302	1,232	1,175
Total	328,618	468,487	427,375

Disclosure Of Information About Receivables And Contract Liabilities From Contracts With Customers Explanatory	The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/23	31/12/22
Trade receivables	33,304	39,056
Contract liabilities	27,133	24,150

Summary of Transaction Price Allocated to Remaining Performance Obligations

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2023 and 2022 is as follows:

	31/12/23	31/12/22
Sale of the license for Natuzzi trademarks
Within a year	383	383
More than a year	5,194	5,577
Total	5,577	5,960
Sale of Natuzzi Display System
Within a year	813	849
More than a year	1,349	1,200
Total	2,162	2,049
Sale of Service-Type Warranties
Within a year	160	157
More than a year	257	249
Total	417	406